Fair Value Measurements (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 57,304,363	$ 56,085,695
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	46,762,778	45,203,818
Employer shares
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	6,363,728	4,898,265
Equity securities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	3,175,175
Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	1,536,896	2,808,437
Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	2,640,961	0
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	57,304,363	56,085,695
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	1,536,896	2,808,437
Level 1 | Employer shares
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	46,762,778	45,203,818
Level 1 | Equity securities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	6,363,728	4,898,265
Level 1 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	3,175,175
Level 1 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 2,640,961	$ 0